RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 24 – RESEARCH AND DEVELOPMENT EXPENSES:

	Year Ended December 31
	2024	2023	2022

Payroll and related expenses	$2,417	$1,758	$867
Subcontractor and outsourced work	1,245	2,331	3,362
Share-based compensation	191	532	-
Legal fees	-	-	20
Pilot expenses and other	164	130	212
	$4,017	$4,751	$4,462